UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                 811-22216

GAMCO Natural Resources, Gold & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

GAMCO Natural Resources, Gold & Income Trust
Semiannual Report — June 30, 2021
(Y)our Portfolio Management Team

Caesar M. P. Bryan	Vincent Hugonnard- Roche

To Our Shareholders,

For the six months ended June 30, 2021, the net asset value (NAV) total return of the GAMCO Natural Resources, Gold & Income Trust (the Fund) was 4.9%, compared with total returns of 11.1% and (1.3)% for the Chicago Board Options Exchange (CBOE) Standard & Poor’s (S&P) 500 Buy/Write Index and the Philadelphia Gold & Silver (XAU) Index, respectively. The total return for the Fund’s publicly traded shares was 10.7%. The Fund’s NAV per share was $6.04, while the price of the publicly traded shares closed at $5.47 on the New York Stock Exchange (NYSE). See page 2 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2021.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Comparative Results

Average Annual Returns through June 30, 2021 (a) (Unaudited)

	Year to Date	1 Year	3 year	5 year	10 year	Since Inception (1/27/11)
GAMCO Natural Resources, Gold and Income Trust (GNT)
NAV Total Return (b)	4.92%	13.93%	5.40%	4.09%	(0.96)%	(1.11)%
Investment Total Return (c)	10.71	21.87	4.71	2.87	(1.48)	(2.00)
CBOE S&P 500 Buy/Write Index	11.10	27.28	5.36	7.05	7.01	6.79
Dow Jones U.S. Basic Materials Index	15.92	48.92	12.06	13.79	7.50	7.54	(d)
S&P Global Agribusiness Equity Index	14.91	55.26	11.95	11.09	6.74	6.30	(d)
Philadelphia Gold & Silver Index	(1.30)	10.67	21.28	8.59	(2.35)	(2.14	)(d)

(a)	Performance returns for periods of less than one year are not annualized. The CBOE S&P 500 Buy/Write Index is an unmanaged benchmark index designed to reflect the return on a portfolio that consists of a long position in the stocks in the S&P 500 Index and a short position in a S&P 500 (SPX) call option. The Philadelphia Gold & Silver Index is an unmanaged indicator of stock market performance of large North American gold and silver companies. The Dow Jones U.S. Basic Materials Index measures the performance of the basic materials sector of the U.S. equity market. The S&P Global Agribusiness Equity Index is designed to provide exposure to twenty-four of the largest publicly traded agribusiness companies, comprised of a mix of Producers, Distributors & Processors, and Equipment & Materials Suppliers companies. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)	Total returns and average returns reflect changes in closing market values on the NYSE and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.

(d)	From January 31, 2011, the date closest to the Fund’s inception for which data are available.

Investors should carefully consider the investment objectives, risks, charges, are expenses of the Fund before investing.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. The Fund’s use of leverage may magnify the volatility of net asset value changes versus funds that do not employ leverage. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end.

Summary of Portfolio Holdings (Unaudited)

The following tables present portfolio holdings as a percent of total investments as of June 30, 2021:

GAMCO Natural Resources, Gold & Income Trust

Long Positions

Metals and Mining	42.5%
Energy and Energy Services	21.0%
U.S. Government Obligations	12.0%
Health Care	8.9%
Agriculture	5.7%
Machinery	4.5%
Food and Beverage	2.7%
Specialty Chemicals	2.7%
100.0%
Short Positions

Call Options Written	(5.5)%
Put Options Written	(0.3)%
(5.8)%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments — June 30, 2021 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 87.0%
	Agriculture 5.7%
45,000	Archer-Daniels-Midland Co.(a)	$2,698,200	$2,727,000
20,500	Bunge Ltd.(a)	1,744,077	1,602,075
69,990	Nutrien Ltd.(a)	4,802,699	4,242,094
		9,244,976	8,571,169

	Energy and Energy Services — 21.0%
11,700	APA Corp.	671,976	253,071
23,500	Baker Hughes Co.	1,009,680	537,445
50,500	BP plc, ADR(a)	2,001,990	1,334,210
21,300	Cabot Oil & Gas Corp.	548,674	371,898
27,345	Chevron Corp.(a)	3,514,704	2,864,115
18,200	ConocoPhillips(a)	1,382,706	1,108,380
16,000	Devon Energy Corp.	611,686	467,040
6,500	Diamondback Energy Inc.	585,548	610,285
81,500	Eni SpA	1,327,015	992,479
16,300	EOG Resources Inc.(a)	1,787,904	1,360,072
79,200	Exxon Mobil Corp.(a)	6,356,665	4,995,936
26,000	Halliburton Co.(a)	927,355	601,120
1,500	Hess Corp.	110,948	130,980
6,600	HollyFrontier Corp.	468,603	217,140
69,682	Kinder Morgan Inc.(a)	1,416,215	1,270,303
23,695	Marathon Petroleum Corp. (a)	1,609,857	1,431,652
15,998	Occidental Petroleum Corp. (a)	592,995	500,257
17,200	ONEOK Inc.	1,123,197	957,008
13,200	Phillips 66(a)	1,428,659	1,132,824
7,100	Pioneer Natural Resources Co.(a)	1,324,216	1,153,892
137,500	Royal Dutch Shell plc, Cl.A	4,317,526	2,751,868
39,500	Schlumberger NV(a)	2,698,598	1,264,395
21,000	Suncor Energy Inc.(a)	841,298	503,370
15,000	Sunoco LP	479,768	565,500
47,500	The Williams Companies Inc.(a)	1,924,116	1,261,125
45,000	TotalEnergies SE, ADR(a)	2,637,769	2,036,700
14,200	Valero Energy Corp.(a)	1,568,205	1,108,736
		43,267,873	31,781,801

	Food and Beverage — 2.7%
37,041	Mowi ASA	927,440	942,141
14,500	Pilgrim’s Pride Corp.†	474,119	321,610
39,000	Tyson Foods Inc., Cl.A(a)	3,491,940	2,876,640
		4,893,499	4,140,391

	Health Care — 8.9%
9,000	IDEXX Laboratories Inc.†(a)	4,804,741	5,683,950
42,000	Zoetis Inc.(a)	7,169,809	7,827,120
		11,974,550	13,511,070
Shares		Cost	Market Value
	Machinery — 4.5%
10,000	AGCO Corp.	$1,501,556	$1,303,800
75,000	CNH Industrial NV	1,227,950	1,254,000
12,000	Deere & Co.(a)	4,334,399	4,232,520
		7,063,905	6,790,320

	Metals and Mining — 41.5%
67,200	Agnico Eagle Mines Ltd.(a)	4,348,206	4,062,240
322,516	Alamos Gold Inc., Cl.A(a)	2,684,992	2,467,247
30,000	AngloGold Ashanti Ltd., ADR	786,267	557,400
297,000	B2Gold Corp.	1,614,835	1,250,370
241,794	Barrick Gold Corp.(a)	5,629,097	5,000,300
475,000	Belo Sun Mining Corp.†	360,402	237,577
30,000	BHP Group Ltd., ADR(a)	2,105,300	2,184,900
175,000	Centamin plc	253,517	244,982
99,000	Centerra Gold Inc.	823,677	751,525
75,000	Dundee Precious Metals Inc.	331,462	454,380
107,400	Eldorado Gold Corp.†	1,378,208	1,068,630
136,185	Endeavour Mining plc	3,091,156	2,924,528
97,000	Equinox Gold Corp.†	730,606	674,150
451,000	Evolution Mining Ltd.	1,229,133	1,522,024
35,200	Franco-Nevada Corp.	4,819,263	5,106,464
96,000	Freeport-McMoRan Inc.(a)	3,400,410	3,562,560
62,137	Fresnillo plc	1,279,735	663,222
108,500	Gold Fields Ltd., ADR	1,301,587	965,650
748,733	Gold Road Resources Ltd.	742,330	707,505
79,224	Harmony Gold Mining Co. Ltd., ADR	537,298	295,506
481,500	Hochschild Mining plc	1,654,915	1,021,734
191,200	Kinross Gold Corp.	1,504,655	1,214,120
80,126	Kirkland Lake Gold Ltd.(a)	3,681,399	3,087,255
10,000	Labrador Iron Ore Royalty Corp.	182,294	378,913
105,952	Newcrest Mining Ltd.	2,308,317	2,008,716
55,700	Newmont Corp.(a)	3,641,694	3,530,266
67,085	Northern Dynasty Minerals Ltd.†	142,578	33,006
461,005	Northern Star Resources Ltd.	3,092,186	3,381,246
314,975	OceanaGold Corp.†	893,858	597,121
76,700	Osisko Gold Royalties Ltd.	995,930	1,051,253
7,000	Pan American Silver Corp.	777,502	199,990
600,000	Perseus Mining Ltd.†	1,878,228	656,956
112,500	Pretium Resources Inc.†	1,233,449	1,075,500
50,000	Rio Tinto plc, ADR(a)	4,112,570	4,194,500
5,500	Royal Gold Inc.	632,053	627,550
59,000	SSR Mining Inc.	977,332	919,810
71,500	Wesdome Gold Mines Ltd.†	751,338	678,316
10	Westgold Resources Ltd.†	14	14

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — June 30, 2021 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Metals and Mining (Continued)
67,850	Wheaton Precious Metals Corp.(a)	$3,350,308	$2,990,149
80,000	Yamana Gold Inc.	508,000	337,600
		69,766,101	62,685,175

	Specialty Chemicals — 2.7%
23,000	CF Industries Holdings Inc. (a)	1,253,645	1,183,350
13,500	FMC Corp.	1,546,925	1,460,700
43,000	The Mosaic Co.(a)	2,430,003	1,372,130
		5,230,573	4,016,180

	TOTAL COMMON STOCKS	151,441,477	131,496,106

	RIGHTS — 0.1%
	Metals and Mining — 0.1%
90,000	Pan American Silver Corp., CVR†	20,700	76,500

	WARRANTS — 0.0%
	Energy and Energy Services — 0.0%
1,012	Occidental Petroleum Corp., expire 08/03/27†	5,009	14,077

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.6%
	Metals and Mining — 0.6%
$200,000	Fortuna Silver Mines Inc., 4.650%, 10/31/24	200,000	259,480
350,000	Osisko Gold Royalties Ltd., 4.000%, 12/31/22	273,022	295,701
350,000	Pretium Resources Inc., 2.250%, 03/15/22	350,000	356,563
		823,022	911,744

	TOTAL CONVERTIBLE CORPORATE BONDS	823,022	911,744

	CORPORATE BONDS — 0.3%
	Metals and Mining — 0.3%
500,000	IAMGOLD Corp., 5.750%, 10/15/28(b)	500,000	520,800

	U.S. GOVERNMENT OBLIGATIONS — 12.0%
3,975,000	U.S. Cash Management Bill, 0.005%††, 09/07/21	3,974,962	3,974,677
Principal Amount	Cost	Market Value

$14,120,000	U.S. Treasury Bills, 0.014% to 0.040%††, 09/09/21 to 10/21/21(c)	$14,118,630	$14,118,513

TOTAL U.S. GOVERNMENT OBLIGATIONS	18,093,592	18,093,190

TOTAL INVESTMENTS BEFORE OPTIONS WRITTEN — 100.0%	$170,883,800	151,112,417
OPTIONS WRITTEN — (5.8)%
(Premiums received $9,720,319)	(8,815,126)
Other Assets and Liabilities (Net)	1,534,415

PREFERRED SHARES
(1,170,102 preferred shares outstanding)	(29,252,550)

NET ASSETS — COMMON SHARES
(18,973,227 common shares outstanding)	$114,579,156

NET ASSET VALUE PER COMMON SHARE
($114,579,156 ÷ 18,973,227 shares outstanding)	$6.04

(a)	Securities, or a portion thereof, with a value of $59,056,362 were deposited with the broker as collateral for options written.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	At June 30, 2021, $12,000,000 of the principal amount was pledged as collateral for options written.

†	Non-income producing security.

††	Represents annualized yield(s) at date(s) of purchase.

ADR	American Depositary Receipt
CVR	Contingent Value Right

Geographic Diversification	% of Total Investments*	Market Value
Long Positions
North America	79.3%	$119,875,015
Europe	11.1	16,675,408
Asia/Pacific	7.3	11,058,483
South Africa	1.2	1,818,555
Latin America	1.1	1,684,956
Total Investments — Long Positions	100.0%	$151,112,417
Short Positions
North America	(5.6)%	$(8,526,534)
Europe	(0.1)	(221,549)
Asia/Pacific	(0.1)	(67,043)
Total Investments — Short Positions	(5.8)%	$(8,815,126)

*	Total investments exclude options written.

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — June 30, 2021 (Unaudited)

As of June 30, 2021, options written outstanding were as follows:

Description	Counterparty	Number of Contracts		Notional Amount	Exercise Price		Expiration Date	Market Value
OTC Call Options Written — (3.9)%
Agnico Eagle Mines Ltd.	Pershing LLC	215	USD	1,299,675	USD	70.00	09/17/21	$19,707
Agnico Eagle Mines Ltd.	Pershing LLC	125	USD	755,625	USD	60.00	10/15/21	54,651
Agnico Eagle Mines Ltd.	Pershing LLC	60	USD	362,700	USD	66.00	10/15/21	13,327
Agnico Eagle Mines Ltd.	Pershing LLC	180	USD	1,088,100	USD	68.00	12/17/21	48,354
Alamos Gold Inc., Cl. A	Pershing LLC	1,200	USD	918,000	USD	11.25	07/16/21	67
Alamos Gold Inc., Cl. A	Pershing LLC	550	USD	420,750	USD	8.50	11/19/21	32,043
Alamos Gold Inc., Cl. A	Pershing LLC	525	USD	401,625	USD	9.50	11/19/21	19,416
Alamos Gold Inc., Cl. A	Pershing LLC	650	USD	497,250	USD	8.50	01/21/22	46,834
AngloGold Ashanti Ltd., ADR	Pershing LLC	300	USD	557,400	USD	17.00	08/20/21	61,959
Apache Corp.	Pershing LLC	39	USD	84,357	USD	20.00	09/17/21	11,851
Archer-Daniels-Midland Co.	Pershing LLC	250	USD	1,515,000	USD	60.00	08/20/21	50,307
Archer-Daniels-Midland Co.	Pershing LLC	200	USD	1,212,000	USD	60.00	11/19/21	63,113
B2Gold Corp.	Pershing LLC	835	USD	351,535	USD	5.00	09/17/21	10,568
B2Gold Corp.	Pershing LLC	835	USD	351,535	USD	5.50	10/15/21	7,553
B2Gold Corp.	Pershing LLC	1,300	USD	547,300	USD	5.60	12/17/21	25,642
Baker Hughes Co.	Pershing LLC	70	USD	160,090	USD	24.00	08/20/21	5,626
Baker Hughes Co.	Pershing LLC	95	USD	217,265	USD	21.00	10/15/21	25,621
Baker Hughes Co.	Pershing LLC	70	USD	160,090	USD	23.00	11/19/21	12,691
Barrick Gold Corp.	Pershing LLC	675	USD	1,395,900	USD	23.00	08/20/21	19,985
Barrick Gold Corp.	Pershing LLC	750	USD	1,551,000	USD	23.00	10/15/21	45,420
Barrick Gold Corp.	Pershing LLC	125	USD	258,500	USD	24.00	10/15/21	5,592
Barrick Gold Corp.	Pershing LLC	868	USD	1,795,024	USD	23.00	12/17/21	84,625
BHP Group Ltd., ADR	Pershing LLC	100	USD	728,300	USD	65.00	08/20/21	79,881
BHP Group Ltd., ADR	Pershing LLC	100	USD	728,300	USD	72.00	09/17/21	23,348
BHP Group Ltd., ADR	Pershing LLC	100	USD	728,300	USD	72.00	10/15/21	30,127
BP plc, ADR	Pershing LLC	170	USD	449,140	USD	26.00	07/16/21	14,162
BP plc, ADR	Pershing LLC	165	USD	435,930	USD	25.00	09/17/21	33,804
BP plc, ADR	Pershing LLC	170	USD	449,140	USD	28.00	10/15/21	17,156
Bunge Ltd.	Pershing LLC	100	USD	781,500	USD	80.00	10/15/21	35,605
Bunge Ltd.	Pershing LLC	105	USD	820,575	USD	80.00	12/17/21	47,438
Cabot Oil & Gas Corp.	Pershing LLC	75	USD	130,950	USD	20.00	08/20/21	1,211
CF Industries Holdings Inc.	Pershing LLC	130	USD	668,850	USD	42.50	07/16/21	90,979
CF Industries Holdings Inc.	Pershing LLC	100	USD	514,500	USD	55.00	11/19/21	20,573
Chevron Corp.	Pershing LLC	93	USD	974,082	USD	100.00	07/16/21	45,798
Chevron Corp.	Pershing LLC	20	USD	209,480	USD	100.00	09/17/21	13,367
Chevron Corp.	Pershing LLC	70	USD	733,180	USD	105.00	09/17/21	28,854
Chevron Corp.	Pershing LLC	90	USD	942,660	USD	115.00	11/19/21	20,818
CNH Industrial NV	Pershing LLC	350	USD	585,200	USD	16.50	09/17/21	37,460
CNH Industrial NV	Pershing LLC	400	USD	668,800	USD	16.50	12/17/21	64,931
ConocoPhillips	Pershing LLC	67	USD	408,030	USD	60.00	10/15/21	26,289
ConocoPhillips	Pershing LLC	70	USD	426,300	USD	54.00	11/19/21	55,471
ConocoPhillips	Pershing LLC	45	USD	274,050	USD	62.50	12/17/21	17,873
Deere & Co.	Pershing LLC	40	USD	1,410,840	USD	400.00	10/15/21	19,018
Devon Energy Corp.	Pershing LLC	80	USD	233,520	USD	25.00	10/15/21	40,265
Devon Energy Corp.	Pershing LLC	80	USD	233,520	USD	28.00	12/17/21	31,452
Diamondback Energy Inc.	Pershing LLC	20	USD	187,780	USD	75.00	08/20/21	37,346
Diamondback Energy Inc.	Pershing LLC	25	USD	234,725	USD	80.00	10/15/21	42,339
Diamondback Energy Inc.	Pershing LLC	20	USD	187,780	USD	90.00	12/17/21	26,506
Eldorado Gold Corp.	Pershing LLC	243	USD	241,785	USD	13.00	09/17/21	3,314

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — June 30, 2021 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Eldorado Gold Corp.	Pershing LLC	245	USD	243,775	USD	13.00	11/19/21	$8,627
Endeavour Mining Corp.	Pershing LLC	563	CAD	1,498,706	CAD	17.00	07/16/21	0
Eni SpA	Morgan Stanley	40	EUR	205,400	EUR	9.50	07/16/21	18,699
Eni SpA	Morgan Stanley	40	EUR	205,400	EUR	10.00	09/17/21	12,889
Eni SpA	Morgan Stanley	40	EUR	205,400	EUR	11.00	11/19/21	4,326
Eni SpA	Morgan Stanley	40	EUR	205,400	EUR	11.00	01/21/22	6,205
EOG Resources Inc.	Pershing LLC	55	USD	458,920	USD	75.00	09/17/21	59,645
EOG Resources Inc.	Pershing LLC	58	USD	483,952	USD	77.50	11/19/21	63,228
EOG Resources Inc.	Pershing LLC	50	USD	417,200	USD	85.00	12/17/21	39,721
Equinox Gold Corp.	Pershing LLC	485	USD	337,075	USD	13.00	07/16/21	0
Exxon Mobil Corp.	Pershing LLC	90	USD	567,720	USD	55.00	07/16/21	70,937
Exxon Mobil Corp.	Pershing LLC	267	USD	1,684,236	USD	60.00	09/17/21	114,610
Exxon Mobil Corp.	Pershing LLC	110	USD	693,880	USD	55.00	11/19/21	88,354
Exxon Mobil Corp.	Pershing LLC	110	USD	693,880	USD	60.00	11/19/21	53,936
Exxon Mobil Corp.	Pershing LLC	115	USD	725,420	USD	61.50	01/21/22	56,128
Exxon Mobil Corp.	Pershing LLC	100	USD	630,800	USD	65.00	01/21/22	34,497
FMC Corp.	Pershing LLC	70	USD	757,400	USD	115.00	08/20/21	10,212
FMC Corp.	Pershing LLC	65	USD	703,300	USD	110.00	12/17/21	41,674
Franco-Nevada Corp.	Pershing LLC	132	USD	1,914,924	USD	120.00	09/17/21	330,630
Franco-Nevada Corp.	Pershing LLC	110	USD	1,595,770	USD	150.00	11/19/21	80,784
Freeport-McMoRan Inc.	Pershing LLC	270	USD	1,001,970	USD	35.00	10/15/21	121,543
Freeport-McMoRan Inc.	Pershing LLC	320	USD	1,187,520	USD	35.00	12/17/21	171,710
Gold Fields Ltd., ADR	Pershing LLC	350	USD	311,500	USD	10.00	09/17/21	12,569
Gold Fields Ltd., ADR	Pershing LLC	385	USD	342,650	USD	10.00	11/19/21	22,273
Gold Fields Ltd., ADR	Pershing LLC	350	USD	311,500	USD	10.00	01/21/22	27,292
Halliburton Co.	Pershing LLC	130	USD	300,560	USD	23.00	07/16/21	9,936
Halliburton Co.	Pershing LLC	130	USD	300,560	USD	22.50	10/15/21	30,351
Harmony Gold Mining Co. Ltd., ADR	Pershing LLC	380	USD	141,740	USD	6.00	07/16/21	0
Harmony Gold Mining Co. Ltd., ADR	Pershing LLC	400	USD	149,200	USD	5.00	01/21/22	14,464
Hess Corp.	Pershing LLC	15	USD	130,980	USD	65.00	08/20/21	33,919
HollyFrontier Corp.	Pershing LLC	30	USD	98,700	USD	45.00	09/17/21	675
IDEXX Laboratories Inc.	Pershing LLC	30	USD	1,894,650	USD	550.00	09/17/21	275,985
Kinder Morgan Inc.	Pershing LLC	235	USD	428,405	USD	16.00	08/20/21	45,612
Kinder Morgan Inc.	Pershing LLC	237	USD	432,051	USD	18.00	10/15/21	20,470
Kinder Morgan Inc.	Pershing LLC	225	USD	410,175	USD	19.00	12/17/21	14,891
Kinross Gold Corp.	Pershing LLC	700	USD	444,500	USD	8.00	07/16/21	872
Kinross Gold Corp.	Pershing LLC	117	USD	74,295	USD	7.50	09/17/21	1,878
Kinross Gold Corp.	Pershing LLC	35	USD	22,225	USD	8.50	09/17/21	267
Kinross Gold Corp.	Pershing LLC	637	USD	404,495	USD	7.50	11/19/21	19,424
Kirkland Lake Gold Ltd.	Pershing LLC	172	USD	662,716	USD	47.00	07/16/21	758
Kirkland Lake Gold Ltd.	Pershing LLC	61	USD	235,033	USD	50.00	07/16/21	101
Kirkland Lake Gold Ltd.	Pershing LLC	48	USD	184,944	USD	35.00	08/20/21	19,684
Kirkland Lake Gold Ltd.	Pershing LLC	335	USD	1,290,755	USD	45.00	09/17/21	23,743
Kirkland Lake Gold Ltd.	Pershing LLC	185	USD	712,805	USD	50.00	10/15/21	7,825
Kirkland Lake Gold Ltd.	Pershing LLC	233	USD	897,749	USD	45.00	12/17/21	37,849
Marathon Petroleum Corp.	Pershing LLC	60	USD	362,520	USD	50.00	07/16/21	61,894
Marathon Petroleum Corp.	Pershing LLC	65	USD	392,730	USD	62.50	09/17/21	15,360
Marathon Petroleum Corp.	Pershing LLC	40	USD	241,680	USD	52.50	11/19/21	33,996
Marathon Petroleum Corp.	Pershing LLC	12	USD	72,504	USD	62.50	11/19/21	3,822
Marathon Petroleum Corp.	Pershing LLC	60	USD	362,520	USD	62.50	01/21/22	23,952
Mowi ASA	Morgan Stanley	23,586	NOK	5,165,334	NOK	209.24	09/17/21	41,080
Newcrest Mining Ltd.	Morgan Stanley	250	AUD	632,000	AUD	27.00	07/15/21	2,131

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — June 30, 2021 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Newcrest Mining Ltd.	Morgan Stanley	300	AUD	758,400	AUD	26.00	09/16/21	$21,021
Newcrest Mining Ltd.	Morgan Stanley	300	AUD	758,400	AUD	30.00	11/18/21	10,836
Newmont Corp.	Pershing LLC	150	USD	950,700	USD	60.00	07/16/21	52,521
Newmont Corp.	Pershing LLC	150	USD	950,700	USD	62.50	08/20/21	45,178
Newmont Corp.	Pershing LLC	107	USD	678,166	USD	70.00	10/15/21	16,310
Northern Star Resources Ltd.	Morgan Stanley	1,400	AUD	1,369,200	AUD	13.00	12/16/21	33,055
Nutrien Ltd.	Pershing LLC	250	USD	1,515,250	USD	55.00	07/16/21	107,868
Nutrien Ltd.	Pershing LLC	200	USD	1,212,200	USD	52.00	09/17/21	157,188
Nutrien Ltd.	Pershing LLC	250	USD	1,515,250	USD	58.00	11/19/21	108,606
Occidental Petroleum Corp.	Pershing LLC	45	USD	140,715	USD	30.00	12/17/21	22,468
ONEOK Inc.	Pershing LLC	40	USD	222,560	USD	46.00	07/16/21	39,340
ONEOK Inc.	Pershing LLC	45	USD	250,380	USD	55.00	10/15/21	16,747
ONEOK Inc.	Pershing LLC	45	USD	250,380	USD	55.00	11/19/21	17,239
ONEOK Inc.	Pershing LLC	42	USD	233,688	USD	55.00	01/21/22	19,839
Pan American Silver Corp.	Pershing LLC	70	USD	199,990	USD	32.50	08/20/21	4,337
Phillips 66	Pershing LLC	40	USD	343,280	USD	80.00	08/20/21	27,438
Phillips 66	Pershing LLC	50	USD	429,100	USD	80.00	10/15/21	42,751
Phillips 66	Pershing LLC	40	USD	343,280	USD	90.00	12/17/21	19,573
Pilgrim’s Pride Corp.	Pershing LLC	70	USD	155,260	USD	26.00	10/15/21	2,383
Pioneer Natural Resources Co.	Pershing LLC	18	USD	292,536	USD	140.00	09/17/21	44,936
Pioneer Natural Resources Co.	Pershing LLC	18	USD	292,536	USD	160.00	09/17/21	21,597
Pioneer Natural Resources Co.	Pershing LLC	18	USD	292,536	USD	150.00	10/15/21	34,214
Pioneer Natural Resources Co.	Pershing LLC	18	USD	292,536	USD	170.00	12/17/21	22,879
Pretium Resources Inc.	Pershing LLC	375	USD	358,500	USD	11.00	10/15/21	16,207
Rio Tinto plc, ADR	Pershing LLC	170	USD	1,426,130	USD	74.07	07/16/21	149,537
Rio Tinto plc, ADR	Pershing LLC	160	USD	1,342,240	USD	80.00	09/17/21	71,505
Rio Tinto plc, ADR	Pershing LLC	170	USD	1,426,130	USD	82.50	12/17/21	93,214
Royal Dutch Shell plc, Cl. A	Morgan Stanley	40	GBP	578,720	GBp	1600.00	09/17/21	11,714
Royal Dutch Shell plc, Cl. A	Morgan Stanley	37	GBP	535,316	GBp	1500.00	10/15/21	28,402
Royal Dutch Shell plc, Cl. A	Morgan Stanley	61	GBP	882,548	GBp	1400.00	12/17/21	98,234
Royal Gold Inc.	Pershing LLC	55	USD	627,550	USD	115.00	12/17/21	44,581
Schlumberger NV	Pershing LLC	135	USD	432,135	USD	30.00	09/17/21	46,198
Schlumberger NV	Pershing LLC	130	USD	416,130	USD	37.50	11/19/21	18,387
Schlumberger NV	Pershing LLC	130	USD	416,130	USD	35.00	01/21/22	32,493
SSR Mining Inc.	Pershing LLC	340	USD	530,060	USD	20.00	09/17/21	6,445
SSR Mining Inc.	Pershing LLC	250	USD	389,750	USD	20.00	11/19/21	11,061
Suncor Energy Inc.	Pershing LLC	75	USD	179,775	USD	22.00	09/17/21	19,456
Suncor Energy Inc.	Pershing LLC	75	USD	179,775	USD	24.00	10/15/21	13,320
Suncor Energy Inc.	Pershing LLC	75	USD	179,775	USD	25.00	12/17/21	13,292
Sunoco LP	Pershing LLC	50	USD	188,500	USD	30.00	09/17/21	33,722
Sunoco LP	Pershing LLC	50	USD	188,500	USD	35.00	11/19/21	12,037
Sunoco LP	Pershing LLC	50	USD	188,500	USD	35.00	12/17/21	13,059
The Mosaic Co.	Pershing LLC	140	USD	446,740	USD	37.00	11/19/21	18,589
The Williams Companies Inc.	Pershing LLC	120	USD	318,600	USD	23.00	07/16/21	40,873
The Williams Companies Inc.	Pershing LLC	120	USD	318,600	USD	24.00	09/17/21	29,333
The Williams Companies Inc.	Pershing LLC	120	USD	318,600	USD	27.00	11/19/21	13,441
The Williams Companies Inc.	Pershing LLC	115	USD	305,325	USD	27.00	01/21/22	14,433
TotalEnergies SE, ADR	Pershing LLC	125	USD	565,750	USD	45.00	07/16/21	12,048
TotalEnergies SE, ADR	Pershing LLC	40	USD	181,040	USD	50.00	07/16/21	63
TotalEnergies SE, ADR	Pershing LLC	125	USD	565,750	USD	50.00	09/17/21	7,584
TotalEnergies SE, ADR	Pershing LLC	125	USD	565,750	USD	45.00	11/19/21	31,700
Tyson Foods Inc., Cl. A	Pershing LLC	130	USD	958,880	USD	72.50	07/16/21	22,978

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — June 30, 2021 (Unaudited)

Description	Counterparty	Number of Contracts		Notional Amount	Exercise Price		Expiration Date	Market Value
Tyson Foods Inc., Cl. A	Pershing LLC	130	USD	958,880	USD	80.00	10/15/21	$15,986
Valero Energy Corp.	Pershing LLC	40	USD	312,320	USD	77.50	08/20/21	15,628
Valero Energy Corp.	Pershing LLC	42	USD	327,936	USD	80.00	10/15/21	19,867
Valero Energy Corp.	Pershing LLC	40	USD	312,320	USD	80.00	12/17/21	22,853
VanEck Vectors Gold Miners ETF	Pershing LLC	405	USD	1,376,190	USD	39.00	11/19/21	41,962
Wheaton Precious Metals Corp.	Pershing LLC	260	USD	1,145,820	USD	47.00	09/17/21	36,889
Wheaton Precious Metals Corp.	Pershing LLC	286	USD	1,260,402	USD	50.00	12/17/21	55,157
Yamana Gold Inc.	Pershing LLC	400	USD	168,800	USD	6.50	10/15/21	1,856
Yamana Gold Inc.	Pershing LLC	400	USD	168,800	USD	5.00	12/17/21	9,203
Zoetis Inc.	Pershing LLC	100	USD	1,863,600	USD	190.00	12/17/21	92,963
TOTAL OTC CALL OPTIONS WRITTEN								$5,886,359
OTC Put Options Written — (0.2)%
Energy Select Sector SPDR ETF	Pershing LLC	475	USD	2,558,825	USD	40.00	07/16/21	$1,425
iShares Global Clean Energy ETF	Pershing LLC	350	USD	821,100	USD	21.00	12/17/21	27,212
VanEck Vectors Gold Miners ETF	Pershing LLC	1,100	USD	3,737,800	USD	34.00	10/15/21	249,473
TOTAL OTC PUT OPTIONS WRITTEN								$278,110

Description		Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Exchange Traded Call Options Written — (1.6)%
AGCO Corp.		50	USD	651,900	USD	150.00	08/20/21	$6,700
AGCO Corp.		50	USD	651,900	USD	155.00	11/19/21	15,375
Alamos Gold Inc., Cl. A		1,500	USD	1,147,500	USD	10.00	09/17/21	18,000
AngloGold Ashanti Ltd., ADR		150	USD	278,700	USD	28.00	07/16/21	750
AngloGold Ashanti Ltd., ADR		150	USD	278,700	USD	25.00	10/15/21	3,750
Apache Corp.		75	USD	162,225	USD	20.00	07/16/21	15,525
Centerra Gold Inc.		49	CAD	46,109	CAD	19.00	07/16/21	59
Centerra Gold Inc.		500	CAD	470,500	CAD	15.00	09/17/21	6,050
Deere & Co.		40	USD	1,410,840	USD	350.00	08/20/21	64,200
Deere & Co.		40	USD	1,410,840	USD	350.00	12/17/21	107,400
Dundee Precious Metals Inc.		750	CAD	563,250	CAD	10.00	10/15/21	61,108
Eldorado Gold Corp.		240	USD	238,800	USD	13.00	07/16/21	2,400
Endeavour Mining Corp.		335	CAD	891,770	CAD	27.00	07/16/21	12,161
Endeavour Mining Corp.		315	CAD	838,530	CAD	30.00	07/16/21	1,144
Endeavour Mining Corp.		95	CAD	252,890	CAD	32.00	07/16/21	115
Endeavour Mining Corp.		90	CAD	239,580	CAD	36.00	07/16/21	545
Endeavour Mining Corp.		185	CAD	492,470	CAD	26.00	09/17/21	33,206
Endeavour Mining Corp.		142	CAD	378,004	CAD	30.00	09/17/21	8,592
Endeavour Mining Corp.		200	CAD	532,400	CAD	32.00	11/19/21	14,521
Endeavour Mining plc		500	CAD	1,331,000	CAD	30.00	12/17/21	66,554
Equinox Gold Corp.		485	USD	337,075	USD	10.00	07/16/21	2,425
Franco-Nevada Corp.		110	USD	1,595,770	USD	150.00	01/21/22	110,330
Freeport-McMoRan Inc.		370	USD	1,373,070	USD	35.00	01/21/22	218,300
Harmony Gold Mining Co. Ltd., ADR		412	USD	153,676	USD	7.00	11/19/21	4,120
IDEXX Laboratories Inc.		30	USD	1,894,650	USD	540.00	07/16/21	288,300
IDEXX Laboratories Inc.		30	USD	1,894,650	USD	530.00	08/20/21	313,800
Occidental Petroleum Corp.		45	USD	140,715	USD	25.00	07/16/21	28,463
OceanaGold Corp.		1,500	CAD	352,500	CAD	2.50	07/16/21	6,655
Osisko Gold Royalties Ltd.		330	CAD	560,670	CAD	16.00	07/16/21	29,949
Osisko Gold Royalties Ltd.		350	CAD	594,650	CAD	15.00	09/17/21	65,646
Pilgrim’s Pride Corp.		75	USD	166,350	USD	27.00	07/16/21	1,125

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — June 30, 2021 (Unaudited)

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Pretium Resources Inc.	375	USD	358,500	USD	13.00	07/16/21	$3,750
Pretium Resources Inc.	375	USD	358,500	USD	11.00	01/21/22	31,875
The Mosaic Co.	140	USD	446,740	USD	30.00	07/16/21	31,500
The Mosaic Co.	150	USD	478,650	USD	35.00	09/17/21	21,900
VanEck Vectors Gold Miners ETF	270	USD	917,460	USD	37.00	07/16/21	1,620
VanEck Vectors Gold Miners ETF	270	USD	917,460	USD	37.00	09/17/21	24,030
VanEck Vectors Gold Miners ETF	405	USD	1,376,190	USD	42.00	12/17/21	29,565
Wesdome Gold Mines Ltd.	360	CAD	423,360	CAD	12.00	10/15/21	23,959
Yamana Gold Inc.	400	USD	168,800	USD	7.00	07/16/21	400
Zoetis Inc.	160	USD	2,981,760	USD	170.00	07/16/21	268,800
Zoetis Inc.	160	USD	2,981,760	USD	160.00	10/15/21	439,200
TOTAL EXCHANGE TRADED CALL OPTIONS WRITTEN							$2,383,867
Exchange Traded Put Options Written — (0.1)%
Energy Select Sector SPDR ETF	600	USD	3,232,200	USD	43.00	09/17/21	$22,200
Energy Select Sector SPDR ETF	420	USD	2,262,540	USD	47.00	12/17/21	74,340
iShares Global Clean Energy ETF	300	USD	703,800	USD	19.00	10/15/21	4,500
NextEra Energy Partners LP	75	USD	572,700	USD	65.00	10/15/21	9,750
VanEck Vectors Gold Miners ETF	1,300	USD	4,417,400	USD	28.00	08/20/21	13,000
VanEck Vectors Gold Miners ETF	1,300	USD	4,417,400	USD	30.00	12/17/21	143,000
TOTAL EXCHANGE TRADED PUT OPTIONS WRITTEN							$266,790

TOTAL OPTIONS WRITTEN							$8,815,126

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Statement of Assets and Liabilities
June 30, 2021 (Unaudited)

Assets:
Investments in securities, at value (cost $170,883,800)	$151,112,417
Foreign currency, at value (cost $20,657)	20,559
Cash	35,366
Deposit at brokers for securities sold short	1,618,597
Receivable for investments in securities sold	545,667
Dividends and interest receivable	192,875
Deferred offering expense	69,853
Prepaid expenses	2,177
Total Assets	153,597,511
Liabilities:
Options written, at value (premiums received $9,720,319)	8,815,126
Payable to broker	577,062
Distributions payable	21,127
Payable for investment securities purchased	7,299
Payable for investment advisory fees	120,657
Payable for payroll expenses	8,109
Payable for accounting fees	3,750
Other accrued expenses	212,674
Total Liabilities	9,765,804
Preferred Shares $0.001 par value, unlimited number of shares authorized:
Series A Cumulative Preferred Shares (5.200%, $25 liquidation value, 1,170,102 shares outstanding)	29,252,550
Net Assets Attributable to Common Shareholders	$114,579,157
Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$232,154,423
Total accumulated loss	(117,575,266)
Net Assets	$114,579,157
Net Asset Value per Common Share:
($114,579,157 ÷ 18,973,227 shares outstanding at $0.001 par value; unlimited number of shares authorized)	$6.04
Statement of Operations
For the Six Months Ended June 30, 2021 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $78,247)	$1,633,717
Interest	35,110
Total Investment Income	1,668,827
Expenses:
Investment advisory fees	721,183
Payroll expenses	58,723
Legal and audit fees	57,926
Shareholder communications expenses	56,883
Trustees’ fees	38,537
Accounting fees	22,500
Shareholder services fees	14,619
Custodian fees	8,464
Service fees for securities sold short (See Note 2)	3,432
Interest expense	129
Miscellaneous expenses	39,279
Total Expenses	1,021,675
Less:
Expenses paid indirectly by broker (See Note 3)	(1,073)
Net Expenses	1,020,602
Net Investment Income	648,225
Net Realized and Unrealized Gain/(Loss) on Investments in Securities, Securities Sold Short, Written Options, and Foreign Currency:
Net realized loss on investments in securities	(2,706,664)
Net realized gainon securities sold short	40,294
Net realized gainon written options	3,021,343
Net realized losson foreign currency transactions	(4,801)

Net realized gain on investments in securities, securities sold short, written options, and foreign currency transactions	350,172
Net change in unrealized appreciation/depreciation:
on investments in securities	1,476,167
on written options	3,173,244
on foreign currency translations	(482)

Net change in unrealized appreciation/depreciation on investments in securities, written options, and foreign currency translations	4,648,929
Net Realized and Unrealized Gain/(Loss) on Investments in Securities, Securities Sold Short, Written Options, and Foreign Currency	4,999,101
Net Increase in Net Assets Resulting from Operations	5,647,326
Total Distributions to Preferred Shareholders	(760,566)
Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	$4,886,760

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Statement of Changes in Net Assets Attributable to Common Shareholders

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

Operations:
Net investment income	$648,225	$531,956
Net realized gain on investments in securities, securities sold short, written options, and foreign currency transactions	350,172	13,877,726
Net change in unrealized appreciation/depreciation on investments in securities, written options, and foreign currency translations	4,648,929	(8,688,040)
Net Increase in Net Assets Resulting from Operations	5,647,326	5,721,642
Distributions to Preferred Shareholders:
Accumulated earnings	(603,772)*	(1,067,709)
Return of capital	(156,794)*	(454,406)
Total Distributions to Preferred Shareholders	(760,566)	(1,522,115)
Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	4,886,760	4,199,527
Distributions to Common Shareholders:
Return of capital	(3,476,294)*	(9,924,203)

Total Distributions to Common Shareholders	(3,476,294)	(9,924,203)

Fund Share Transactions:
Net increase in net assets from common shares issued upon reinvestment of distributions	—	82,569
Net decrease from repurchase of common shares	(4,451,331)	(5,416,574)
Net increase in net assets from repurchase of preferred shares	—	9,267
Net Decrease in Net Assets from Fund Share Transactions	(4,451,331)	(5,324,738)
Net Decrease in Net Assets Attributable to Common Shareholders	(3,040,865)	(11,049,414)

Net Assets Attributable to Common Shareholders:
Beginning of year	117,620,022	128,669,436
End of period	$114,579,157	$117,620,022

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Financial Highlights

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended
	June 30, 2021		Year Ended December 31,
	(Unaudited)		2020	2019	2018	2017	2016
Operating Performance:
Net asset value, beginning of year	$5.93		$6.16	$5.72	$7.11	$7.14	$6.49
Net investment income	0.03		0.02	0.03	0.06	0.05	0.01
Net realized and unrealized gain/(loss) on investments and foreign currency transactions	0.27		0.26	1.08	(0.78)	0.59	1.47
Total from investment operations	0.30		0.28	1.11	(0.72)	0.64	1.48
Distributions to Preferred Shareholders: (a)
Net investment income	(0.03	)*	(0.05)	(0.05)	(0.06)	(0.01)	—
Return of capital	(0.01	)*	(0.02)	(0.02)	(0.01)	—	—
Total distributions to preferred shareholders	(0.04)		(0.07)	(0.07)	(0.07)	(0.01)	—
Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	0.26		0.21	1.04	(0.79)	0.63	1.48
Distributions to Common Shareholders:
Net investment income	—		—	—	—	(0.06)	(0.03)
Return of capital	(0.18	)*	(0.48)	(0.60)	(0.60)	(0.54)	(0.81)
Total distributions to common shareholders	(0.18)		(0.48)	(0.60)	(0.60)	(0.60)	(0.84)
Fund Share Transactions:
Increase in net asset value from common share transactions	—		—	0.00 (b)	—	0.00 (b)	0.01
Increase in net asset value from repurchase of common shares	0.03		0.04	0.00 (b)	—	—	—
Increase in net asset value from repurchase of preferred shares	—		0.00 (b)	0.00 (b)	0.00 (b)	—	—
Offering costs for preferred shares charged to paid-in capital	—		—	—	—	(0.06)	—
Total Fund share transactions	0.03		0.04	0.00 (b)	0.00 (b)	(0.06)	0.01
Net Asset Value Attributable to Common Shareholders, End of Period	$6.04		$5.93	$6.16	$5.72	$7.11	$7.14
NAV total return †	4.92%		5.22%	19.04%	(11.75)%	8.29%	23.53%
Market value, end of period	$5.47		$5.11	$5.96	$4.95	$6.71	$6.67
Investment total return ††	10.71%		(5.56)%	33.64%	(18.56)%	9.59%	31.52%
Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$143,832		$146,873	$158,002	$149,051	$178,668	—
Net assets attributable to common shares, end of period (in 000’s)	$114,579		$117,620	$128,669	$119,466	$148,668	$149,032
Ratio of net investment income to average net assets attributable to common shares before preferred distributions	1.12	%(c)	0.46%	0.45%	0.93%	0.74%	0.20%
Ratio of operating expenses to average net assets attributable to common shares (d)(e) (f)	1.77	%(c)	1.94%	1.72%	1.68%	1.38%	1.37	%(g)
Portfolio turnover rate	62%		95%	109%	167%	238%	183%

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Financial Highlights (Continued)

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended
	June 30, 2021	Year Ended December 31,
	(Unaudited)	2020	2019	2018	2017	2016
Cumulative Preferred Shares:
5.200% Series A Preferred(h)
Liquidation value, end of period (in 000’s)	$29,253	$29,253	$29,333	$29,585	$30,000	—
Total shares outstanding (in 000’s)	1,170	1,170	1,173	1,183	1,200	—
Liquidation preference per share	$25.00	$25.00	$25.00	$25.00	$25.00	—
Average market value (i)	$25.95	$25.44	$24.66	$23.56	$24.92	—
Asset coverage per share	$122.92	$125.52	$134.66	$125.95	$148.89	—
Asset Coverage	492%	502%	539%	504%	596%	—

†	Based on net asset value per share, adjusted for reinvestment of distributions at the net asset value per share on the ex-dividend dates. Total return for a period of less than one year is not annualized.

††	Based on market value per share, adjusted for reinvestment of distributions at prices obtained under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

(a)	Calculated based on average common shares outstanding on the record dates throughout the periods.

(b)	Amount represents less than $0.005 per share.

(c)	Annualized.

(d)	Ratio of operating expenses to average net assets including liquidation value of preferred shares for the six months ended June 30, 2021 and the years ended December 31, 2020, 2019, 2018, and 2017, would have been 1.41%, 1.55%, 1.39%, 1.38%, and 1.33%, respectively.

(e)	Ratio of operating expenses to average net assets attributable to common shares excluding interest and dividend expense and service fees on securities sold short for the six months ended June 30, 2021 and the years ended December 31, 2020, 2019, 2018, 2017, and 2016 was 1.76%, 1.88%, 1.69%, 1.67%, 1.36%, and 1.36%, respectively, and 1.41%, 1.50%, 1.36%, 1.37%, and 1.31% including liquidation value of preferred shares for the six months ended June 30, 2021 and the years ended December 31, 2020, 2019, 2018, and 2017.

(f)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all years presented, there was no impact on the expense ratios.

(g)	For the year ended December 31, 2016, the ratio of operating expenses to average net assets excluded dividend expense and service fees on securities sold short. Including dividend expense and service fees on securities sold short, for the year ended December 31, 2016, the ratio of operating expenses to average net assets would have been 1.39%.

(h)	The 5.200% Series A was issued October 26, 2017.
(i)	Based on weekly prices.

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited)

1. Organization. The GAMCO Natural Resources, Gold & Income Trust (the Fund) is a non-diversified closed-end management investment company organized as a Delaware statutory trust on June 26, 2008 and registered under the Investment Company Act of 1940, as amended (the 1940 Act). Investment operations commenced on January 27, 2011.

The Fund’s primary investment objective is to provide a high level of current income from interest, dividends, and option premiums. The Fund’s secondary investment objective is to seek capital appreciation consistent with the Fund’s strategy and its primary objective. The Fund will attempt to achieve its objectives, under normal market conditions, by investing at least 80% of its assets in equity securities of companies principally engaged in the natural resources and gold industries. As part of its investment strategy, the Fund intends to generate current income from short term gains through an option strategy of writing (selling) covered call options of the equity securities in its portfolio. The Fund may invest in the securities of companies located anywhere in the world.

The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility to the Fund’s NAV and a magnified effect in its total return.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2021 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 06/30/21
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$131,496,106	—	$131,496,106
Rights (a)	76,500	—	76,500
Warrants (a)	14,077	—	14,077
Convertible Corporate Bonds (a)	—	$911,744	911,744
Corporate Bonds (a)	—	520,800	520,800
U.S. Government Obligations	—	18,093,190	18,093,190
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$131,586,683	$19,525,734	$151,112,417

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 06/30/21
INVESTMENTS IN SECURITIES:
LIABILITIES (Market Value):
Equity Contracts
Call Options Written	$(1,302,334)	$(6,967,892)	$(8,270,226)
Put Options Written	(228,515)	(316,385)	(544,900)
TOTAL INVESTMENTS IN SECURITIES - LIABLITIES	$(1,530,849)	$(7,284,277)	$(8,815,126)

(a)	Please refer to the Schedule of Investments (SOI) for the industry classifications of these portfolio holdings.

There were no Level 3 investments held at June 30, 2021 or December 31, 2020.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options,

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

The Fund’s derivative contracts held at June 30, 2021, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In the case of call options, the exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. Option positions at June 30, 2021 are reflected within the Schedule of Investments.

The Fund’s volume of activity in equity options contracts during the six months ended June 30, 2021 had an average monthly market value of approximately $9,943,489.

At June 30, 2021, the Fund’s derivative liabilities (by type) are as follows:

	Gross Amounts of Recognized Liabilities Presented in the Statement of Assets and Liabilities	Gross Amounts Available for Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Liabilities
OTC Equity Written Options	$6,164,469	—	$6,164,469

The following table presents the Fund’s derivative liabilities by counterparty net of the related collateral segregated by the Fund for the benefit of the counterparty as of June 30, 2021:

	Net Amounts Not Offset in the Statement of
	Assets and Liabilities
	Net Amounts of
	Liabilities Presented in
	the Statement of	Securities Pledged	Cash Collateral
	Assets and Liabilities	as Collateral	Pledged	Net Amount
Counterparty
Pershing LLC	$5,875,877	$(5,875,877)	—	—
Morgan Stanley	288,592	(288,592)	—	—
Total	$6,164,469	$(6,164,469)	—	—

As of June 30, 2021, the value of equity options written can be found in the Statement of Assets and Liabilities, under Liabilities, options written, at value. For the six months ended June 30, 2021, the effect of equity options written can be found in the Statement of Operations under Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, Written Options, and Foreign Currency, within Net realized gain on written options, and Net change in unrealized appreciation/(depreciation) on written options.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (CFTC). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (CEA), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund which permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. For the six months ended June 30, 2021, the Fund incurred $3,432 in service fees related to its investment positions sold short and held by the broker. These amounts are included in the Statement of Operations under Expenses, Service fees for securities sold short.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2021, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At June 30, 2021, the Fund held no restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fess. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee of 110% of the 90 day U.S. Treasury Bill rate on outstanding balances. This amount, if any, would be included in the Statement of Operations.

Distributions to Shareholders. Distributions to common stockholders are recorded on the ex-dividend date. Distributions to stockholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Distributions during the year may be made in excess of required distributions. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board will continue to monitor the Fund’s distribution level, taking into consideration the Fund’s NAV and the financial market environment. The Fund’s distribution policy is subject to modification by the Board at any time.

Distributions to shareholders of the Fund’s 5.200% Series A Cumulative Preferred Shares (Series A Preferred) are accrued on a daily basis and are determined as described in Note 5.

The tax character of distributions paid during the year ended December 31, 2020 was as follows:

	Common	Preferred
Distributions paid from:
Ordinary income	—	$1,067,709
Return of capital	$9,924,203	454,406
Total distributions paid	$9,924,203	$1,522,115

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2020, the Fund had net long term capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders for an unlimited period. These capital losses will retain their character as short term or long term capital losses.

Long term capital loss carryforward with no expiration	$(91,167,747)

The following summarizes the tax cost of investments, written options, and the related net unrealized depreciation at June 30, 2021:

		Gross	Gross
	Cost/	Unrealized	Unrealized	Net Unrealized
	(Premiums)	Appreciation	Depreciation	Depreciation
Investments and derivative instruments	$152,268,017	$6,400,826	$(16,371,552)	$(9,970,726)

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2021, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2021, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund’s average weekly net assets including the liquidation value of preferred shares. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

During the six months ended June 30, 2021, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $1,073.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2021, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). During the six months ended June 30, 2021, the Fund accrued $58,723 in Payroll expenses in the Statement of Operations.

The Fund pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2021, other than short term securities and U.S. Government obligations, aggregated $86,755,499 and $81,137,102, respectively.

5. Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Board has authorized the repurchase of its shares in the open market when the shares are trading at a discount of 10% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2021 and the year ended December

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

31, 2020, the Fund repurchased and retired 859,964 and 1,082,741, respectively, of its common shares at an investment of $4,451,331 and $5,416,574, respectively, and an average discount of approximately 13.08% and 14.70%, respectively, from its NAV.

Transactions in common shares of beneficial interest for the six months ended June 30, 2021 and the year ended December 31, 2020, respectively were as follows:

	Six Months Ended
	June 30, 2021		Year Ended
	(Unaudited)		December 31, 2020
	Shares	Amount	Shares	Amount
Net increase in net assets from common shares issued in offering	—	—	13,820	$82,569
Net decrease from repurchase of common shares	(859,964)	(4,451,331)	(1,082,741)	(5,416,574)
Net decrease	(859,964)	(4,451,331)	(1,068,921)	$(5,334,005)

The Fund has an effective shelf registration authorizing the issuance of $200 million in common or preferred shares.

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of $0.001 par value Preferred Shares. On October 26, 2017, the Fund issued 1,200,000 shares of 5.200% Series A Cumulative Preferred Shares (Series A Preferred), receiving $28,851,132, after the deduction of offering expenses of $203,868 and underwriting fees of $945,000. The Series A Preferred has a liquidation value of $25 per share, an annual dividend rate of 5.200%, and is noncallable before October 26, 2022. The Board has authorized the repurchase of the Series A Preferred in the open market at prices less than $25 liquidation value per share. During the year ended December 31, 2020, the Fund repurchased and retired 3,200 of the Series A Preferred shares in the open market at an investment of $70,473 and an average discount of approximately 11.95% from its liquidation preference, respectively. The Fund did not repurchase any Preferred Shares in 2021. At June 30, 2021, 1,170,102 shares were outstanding and accrued dividends amounted to $21,127.

The Series A Preferred is senior to the common shares and results in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the Series A Preferred are cumulative. The Fund is required by the 1940 Act and by the Statement of Preferences to meet certain asset coverage tests with respect to the Series A Preferred. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series A Preferred at the redemption price of $25 per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet the requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed rate, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common shares as a single class. The

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and, under certain circumstances, are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the Preferred Shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the Preferred Shares, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting shares must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding Preferred Shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

6. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

7. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (NYSE) that, as of June 7, 2021, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

Shareholder Meeting – May 10, 2021 – Final Results

The Fund’s Annual Meeting of Shareholders was held virtually on May 10, 2021. At that meeting, common and preferred shareholders, voting together as a single class, re-elected Anthony S. Colavita, Frank J. Fahrenkopf, Jr., and William F. Heitmann as Trustees of the Fund, with a total 14,949,382 votes, 14,880,430 votes, and 14,903,271 in favor of these Trustees, and a total of 504,106 votes, 573,058 votes, and 550,217 votes withheld for these Trustees, respectively.

In addition, preferred shareholders, voting as a separate class, re-elected Salvatore J. Zizza as a Trustee of the Fund, with 929,094 votes cast in favor of this Trustee and 28,937 votes withheld for this Trustee.

James P. Conn, Vincent D. Enright, Kuni Nakamura, Michael J. Melarkey, Agnes Mullady, and Anthonie C. van Ekris continue to serve in their capacities as Trustees of the Fund.

We thank you for your participation and appreciate your continued support.

GAMCO NATURAL RESOURCES, GOLD & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Fund Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

Vincent Hugonnard-Roche joined GAMCO Investors, Inc. in 2000. He is Director of Quantitative Strategies, head of the Gabelli Risk Management Group, serves as a portfolio manager of Gabelli Funds, LLC, and manages several funds within the Fund Complex. He received a Master’s degree in Mathematics of Decision Making from EISITI, France and an MS in Finance from ESSEC, France.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the contents of the portfolio managers’ commentary are unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGNTX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

GAMCO NATURAL RESOURCES, GOLD
& INCOME TRUST

One Corporate Center Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

BOARD OF TRUSTEES

Anthony S. Colavita
Attorney,
Anthony S. Colavita, P.C.

James P. Conn
Former Managing Director &
Chief Investment Officer,
Financial Security Assurance
Holdings LTD.

Vincent D. Enright
Former Senior Vice President &
Chief Financial Officer,
KeySpan Corp.

Frank J. Fahrenkopf, Jr.
Former President & Chief
Executive Officer,
American Gaming Association

William F. Heitmann
Former Senior Vice President
of Finance,
Verizons Communications, Inc.

Michael J. Melarkey
Of Counsel,
McDonald Carano Wilson LLP

Agnes Mullady
Former Senior Vice President
GAMCO Investors, Inc.

Kuni Nakamura
President,
Advanced Polymer, Inc.

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.
OFFICERS

Bruce N. Alpert
President

John C. Ball
Treasurer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

Molly A.F. Marion
Vice President & Ombudsman

David I. Schachter
Vice President and Ombudsman

Carter W. Austin
Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

CUSTODIAN

The Bank of New York
Mellon

COUNSEL

Skadden, Arps, Slate, Meagher &
Flom LLP

TRANSFER AGENT AND
REGISTRAR

American Stock Transfer and
Trust Company

GNT Q2/2021

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 01/01/2021 through 01/31/2021	Common – 205,621 Preferred Series A – N/A	Common – $5.11 Preferred Series A – N/A	Common – 205,621 Preferred Series A – N/A	Common – 19,833,191 - 205,621 = 19,627,570 Preferred Series A – 1,170,102
Month #2 02/01/2021 through 02/28/2021	Common – 139,355 Preferred Series A – N/A	Common – $5.09 Preferred Series A – N/A	Common – 139,355 Preferred Series A – N/A	Common – 19,627,570 - 139,355 = 19,488,215 Preferred Series A – 1,170,102
Month #3 03/01/2021 through 03/31/2021	Common – 198,221 Preferred Series A – N/A	Common – $4.98 Preferred Series A – N/A	Common – 198,221 Preferred Series A – N/A	Common – 19,488,215 - 198,221 = 19,289,994 Preferred Series A – 1,170,102
Month #4 04/01/2021 through 04/30/2021	Common – 311,826 Preferred Series A – N/A	Common – $5.32 Preferred Series A – N/A	Common – 311,826 Preferred Series A – N/A	Common – 19,289,994 - 311,826 = 18,978,168 Preferred Series A – 1,170,102
Month #5 05/01/2021 through 05/31/2021	Common – 4,941 Preferred Series A – N/A	Common – $4.7139 Preferred Series A – N/A	Common – 4,941 Preferred Series A – N/A	Common – 18,978,168 - 4,941 = 18,973,227 Preferred Series A – 1,170,102
Month #6 06/01/2021 through 06/30/2021	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 18,973,227 Preferred Series A – 1,170,102
Total	Common – 859,964 Preferred Series A – N/A	Common – $5.15 Preferred Series A – N/A	Common – 859,964 Preferred Series A – N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.	The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs in the Fund’s reports to shareholders in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.	The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 10% or more from the net asset value of the shares. Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value of $25.00.

c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.

d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.

e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GAMCO Natural Resources, Gold & Income Trust

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	September 3, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	September 3, 2021

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 3, 2021

* Print the name and title of each signing officer under his or her signature.